Expense Example, No Redemption (Vanguard Capital Value Fund Retail)	Vanguard Capital Value Fund Vanguard Capital Value Fund - Investor Shares 10/1/2013 - 9/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	48
3 YEAR	151
5 YEAR	263
10 YEAR	591